PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss), net of tax:
Change in unrealized appreciation (depreciation) of investments, applicable income tax expense	$ 294.4	$ 256.3	$ 888.9
Change in noncredit component of impairment losses on fixed maturities, available for sale, applicable income tax expense	0.1	39.5	38.2
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale, applicable income tax benefit			$ 2.6